Cash and Cash Equivalents (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Group [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 7,482,000	¥ 4,898,000